Contingencies - Guarantees (Details) In Millions, unless otherwise specified	12 Months Ended													4 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Lease Obligations and Debt Securities Payable USD ($)	Dec. 31, 2013 Primary Obligor USD ($)	Dec. 31, 2013 Primary Obligor Other Current Liabilities USD ($)	Dec. 31, 2013 Primary Obligor Other Long Term Liabilities USD ($)	Dec. 31, 2013 Primary Obligor Guarantee, Indebtedness of Others USD ($)	Dec. 31, 2013 Primary Obligor Guarantee, Operating Profit USD ($)	Dec. 31, 2013 Primary Obligor Not Yet In Effect Condition Guarantee, Indebtedness of Others USD ($)	Dec. 31, 2013 Primary Obligor Not Yet In Effect Condition Guarantee, Operating Profit USD ($)	Dec. 31, 2013 Primary Obligor Not Yet In Effect Condition Other Guarantees USD ($)	Dec. 31, 2013 Secondarily Liable USD ($)	Dec. 31, 2013 Secondarily Liable Debt Securities Payable USD ($)	Dec. 28, 2012 Sunrise Senior Living Inc Secondarily Liable USD ($)	Dec. 30, 2011 Sunrise Senior Living Inc Secondarily Liable Property Lease Guarantee	Dec. 31, 2013 Sunrise Senior Living Inc Secondarily Liable Property Lease Guarantee USD ($)	Mar. 31, 2013 Sunrise Senior Living Inc Secondarily Liable Property Lease Guarantee USD ($)	Dec. 31, 2013 Sunrise Senior Living Inc Secondarily Liable Debt Securities Payable USD ($)	Dec. 31, 2013 CNL Retirement Properties Inc Secondarily Liable Debt Securities Payable USD ($)	Dec. 31, 2013 Five Star Senior Living Secondarily Liable Debt Securities Payable USD ($)	Dec. 31, 2013 Renaissance Hotel Group N.V. Secondarily Liable Property Lease Guarantee USD ($)	Dec. 31, 2013 Renaissance Hotel Group N.V. Secondarily Liable Property Lease Guarantee EUR (€)	Sep. 09, 2005 Renaissance Hotel Group N.V. Secondarily Liable Property Lease Guarantee EUR (€)	Dec. 31, 2013 MVW Spin-off Secondarily Liable USD ($)	Dec. 31, 2013 Accenture [Member] Secondarily Liable Property Lease Guarantee USD ($)	Sep. 30, 2013 Accenture [Member] Secondarily Liable Property Lease Guarantee lease	Dec. 31, 2013 Letter of Credit Key Bank Sunrise Senior Living Inc Secondarily Liable Property Lease Guarantee USD ($)	Dec. 31, 2013 Expiration in 2014 MVW Spin-off Secondarily Liable USD ($)	Dec. 31, 2013 Expiration in 2017 MVW Spin-off Secondarily Liable USD ($)	Dec. 31, 2013 Expiration in 2022 MVW Spin-off Secondarily Liable USD ($)	Dec. 31, 2013 Expiration in 2022 MVW Spin-off Secondarily Liable SGD	Dec. 31, 2013 ExecuStay Property Lease Guarantee USD ($)	Dec. 31, 2013 ExecuStay Secondarily Liable Lease is Terminated After End of 2013 Property Lease Guarantee USD ($)
Commitments and Contingencies Disclosure [Line Items]
Funding guarantees, minimum term	4 years
Funding guarantees, maximum term	10 years
Liability for guarantees		$ 3	$ 46	$ 2	$ 44	$ 4	$ 40																$ 2								$ 1
Maximum potential amount of future fundings			199			83	99	20	11	1	102	27			75		4	22	1				17				2	3	12	16		6
Cash collateral in the event funding is required													3
Operating Lease Extension, Period														5 years
Cash collateral in the event funding is required															1
Letter of credit provided by Sunrise, amount available																										85
Collateral for continuing lease obligation contingency, future minimum annual payments due															1	2
Annual rent payments, approximately																				6
Remaining rent payments, approximately																				35				6
Guarantee obligations, cash collateralized																				$ 5	€ 4	€ 35
Number of leases																									2